Trade and other Receivables (Tables)	3 Months Ended
Mar. 31, 2022
Trade And Other Payables [Abstract]
Summary of Trade and Other Receivables

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Current
Trade receivables, net	10,607	4,003
Other receivables	191	129
Deposits	138	121
Prepayments	1,047	1,244
	11,983	5,497

	AS AT MARCH 31,	AS AT DECEMBER 31,
	2022	2021
Trade receivables, gross	11,273	4,145
Credit loss allowance	(666)	(142)
Trade receivables, net	10,607	4,003